DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Other Payables (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current [Abstract]
Payable for compensation for the Board of Directors and Supervisory Committee	$ 11,550	$ 11,569
Others	1,961	2,375
UT other liabilities	288,463	377,677
Total	301,974	391,621
Non Current [Abstract]
Payable for compensation for the Board of Directors and Supervisory Committee	0	0
Others	0	0
UT other liabilities	0	0
Total	$ 0	$ 0